PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 5:-	PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2019	2018
Cost:
Machinery and manufacturing equipment, net (1)	$276,222	$263,677
Office equipment and furniture	21,933	19,565
Motor vehicles	2,263	1,659
Buildings and leasehold improvements	119,552	115,450
Prepaid expenses related to operating lease (2)	939	939

	420,909	401,290

Accumulated depreciation:
Machinery and manufacturing equipment, net	$159,351	$139,347
Office equipment and furniture	16,087	14,368
Motor vehicles	1,356	1,203
Buildings and leasehold improvements	39,205	32,909
Prepaid expenses related to operating lease	134	125

	216,133	187,952

Depreciated cost	$204,776	$213,338

(1)	Presented net of investment grants received in the total amount of $7,833.
(2)
Until 2012, the Company leased land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years. The Company analyzed the conditions set forth in ASC 840-10 and classified the land as an operating lease (since the land is not transferred to the Company at the end of the lease nor is there any option to buy the land from the ILA at any point) (upon implementing ASC 842, the Company elected the package of practical expedients under the transition guidance, which allowed the Company to carryforward the historical lease classification). All payments on account of the initial term were paid in advance (based on discounted values) at the beginning of the lease, and included in the minimum lease payments to be amortized. The prepaid expenses are amortized through the term of the lease, based on the straight-line method (including the bargain renewal option term). See also Note 13d.

During 2017, the Company recorded a reduction of approximately $2,321 to the cost and accumulated depreciation of fully depreciated equipment and leasehold improvements no longer in use and during 2019 the Company recorded an amortization in the amount of approximately $1,200 of machinery and equipment with no future alternative use.

Depreciation expense were $28,587, $26,350 and $27,621 for the years ended December 31, 2019, 2018 and 2017, respectively.